UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13 F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2006

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	CLS Investment Firm, LLC
       Address: 4020 South 147th Street
             	Omaha, NE 68137


       Form 13F File Number: 28-11877

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Brian Nielsen
       Title:	Chief Compliance Officer
       Phone:	(402) 493-3313

       Signature, Place, and Date of Signing:

                Brian Nielsen            Omaha, Nebraska      August 14, 2006
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [X]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File NumberName

          28-05947           PADCO Advisors II, Inc.
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:

       Form 13F Information Table Entry Total:	   58

       Form 13F Information Table Value Total:	$664,823
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-	               NONE

          [Repeat as necessary.]



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
                                                    FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN       COLUMN       COLUMN          COLUMN         COLUMN    COLUMN          COLUMN\
                                  2             3           4               5              6         7                8
                                                                                                               VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP    MARKET VALUE  SHRS OR  SH/ PUT/ INVESTMENT  OTHER     SOLE    SHARED  NONE
                                             NUMBER      (X$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS
BERKSHIRE HATHAWAY INC DEL  CLASS A        084670 10 8         $550         6    SH       SOLE      NONE                       6
BERKSHIRE HATHAWAY INC DEL  CLASS A        084670 10 8       $8,799        96    SH       SOLE      NONE      96
DIAMONDS TR                 UNIT SER 1     252787 10 6       $1,118    10,000    SH       SOLE      NONE    10,000
ISHARES INC                 MSCI BRAZIL    464286 40 0         $391    10,000    SH       SOLE      NONE    10,000
ISHARES INC                 MSCI EMU INDEX 464286 60 8         $825     9,363    SH       SOLE      NONE                     9,363
ISHARES INC                 MSCI PAC J IDX 464286 66 5         $279     2,600    SH       SOLE      NONE     2,600
ISHARES INC                 MSCI SPAIN     464286 76 4         $212     5,000    SH       SOLE      NONE     5,000
ISHARES INC                 MSCI GERMAN    464286 80 6      $11,694   510,000    SH       SOLE      NONE    510,000
ISHARES TR                  S&P 100 IDX FD 464287 10 1       $1,605    27,646    SH       SOLE      NONE                    27,646
ISHARES TR                  LRGE CORE INDX 464287 12 7       $4,625    68,500    SH       SOLE      NONE    68,500
ISHARES TR                  DJ SEL DIV INX 464287 16 8         $631     5,460    SH       SOLE      NONE                     5,460
ISHARES TR                  US TIPS BD FD  464287 17 6         $498     5,000    SH       SOLE      NONE     5,000
ISHARES TR                  S&P 500 INDEX  464287 20 0         $631     4,944    SH       SOLE      NONE                     4,944
ISHARES TR                  S&P 500 INDEX  464287 20 0       $2,041    16,000    SH       SOLE      NONE    16,000
ISHARES TR                  LEHMAN AGG BND 464287 22 6       $3,678    37,748    SH       SOLE      NONE                    37,748
ISHARES TR                  LEHMAN AGG BND 464287 22 6      $10,046   103,100    SH       SOLE      NONE    103,100
ISHARES TR                  MSCI EMERG MKT 464287 23 4      $14,461   154,000    SH       SOLE      NONE    154,000
ISHARES TR                  GS CORP BD FD  464287 24 2         $248     2,399    SH       SOLE      NONE                     2,399
ISHARES TR                  S&P GBL FIN    464287 33 3         $315     4,000    SH       SOLE      NONE     4,000
ISHARES TR                  S&P 500 VALUE  464287 40 8         $217     3,165    SH       SOLE      NONE                     3,165
ISHARES TR                  20+ YR TRS BD  464287 43 2         $759     9,000    SH       SOLE      NONE     9,000
ISHARES TR                  7-10 YR TRS BD 464287 44 0         $980    12,206    SH       SOLE      NONE                    12,206
ISHARES TR                  7-10 YR TRS BD 464287 44 0       $4,337    54,000    SH       SOLE      NONE    54,000
ISHARES TR                  1-3 YR TRS BD  464287 45 7       $7,013    88,010    SH       SOLE      NONE                    88,010
ISHARES TR                  MSCI EAFE IDX  464287 46 5      $19,969   305,377    SH       SOLE      NONE                    305,377
ISHARES TR                  MSCI EAFE IDX  464287 46 5      $41,784   639,000    SH       SOLE      NONE    639,000
ISHARES TR                  RUSSELL MCP GR 464287 48 1       $5,054    52,691    SH       SOLE      NONE                    52,691
ISHARES TR                  RUSSELL MCP GR 464287 48 1      $24,488   255,300    SH       SOLE      NONE    255,300
ISHARES TR                  RUSSELL MIDCAP 464287 49 9       $5,890    64,195    SH       SOLE      NONE                    64,195
ISHARES TR                  RUSSELL MIDCAP 464287 49 9       $4,588    50,000    SH       SOLE      NONE    50,000
ISHARES TR                  S&P GLB100INDX 464287 57 2         $759    11,474    SH       SOLE      NONE                    11,474
ISHARES TR                  RUSSELL1000VAL 464287 59 8      $14,763   202,398    SH       SOLE      NONE                    202,398
ISHARES TR                  RUSSELL1000VAL 464287 59 8      $61,860   846,000    SH       SOLE      NONE    846,000
ISHARES TR                  RUSSELL1000GRW 464287 61 4      $13,913   275,780    SH       SOLE      NONE                    275,780
ISHARES TR                  RUSSELL1000GRW 464287 61 4      $48,810   965,000    SH       SOLE      NONE    965,000
ISHARES TR                  DJ US TELECOMM 464287 71 3         $513    20,000    SH       SOLE      NONE    20,000
ISHARES TR                  LARGE VAL INDX 464288 10 9         $808    11,000    SH       SOLE      NONE    11,000
ISHARES TR                  MID CORE INDEX 464288 20 8       $2,875    38,441    SH       SOLE      NONE                    38,441
ISHARES TR                  MID CORE INDEX 464288 20 8       $4,876    65,200    SH       SOLE      NONE    65,200
ISHARES TR                  MSCI GRW IDX   464288 88 5         $773    12,500    SH       SOLE      NONE    12,500
LEVEL 3 COMMUNICATIONS INC  COM            52729N 10 0          $63    14,079    SH       SOLE      NONE                    14,079
NASDAQ 100 TR               UNIT SER 1     631100 10 4         $522    13,475    SH       SOLE      NONE                    13,475
NASDAQ 100 TR               UNIT SER 1     631100 10 4      $46,512 1,200,000    SH       SOLE      NONE   1,200,000
SPDR TR                     UNIT SER 1     78462F 10 3     $129,826 1,020,000    SH       SOLE      NONE   1,020,000
SELECT SECTOR SPDR TR       SBI MATERIALS  81369Y 10 0           $7       230    SH       SOLE      NONE                      230
SELECT SECTOR SPDR TR       SBI MATERIALS  81369Y 10 0       $1,188    37,000    SH       SOLE      NONE    37,000
SELECT SECTOR SPDR TR       SBI CONS STPLS 81369Y 30 8          $11       436    SH       SOLE      NONE                      436
SELECT SECTOR SPDR TR       SBI CONS STPLS 81369Y 30 8      $28,907 1,195,000    SH       SOLE      NONE   1,195,000
SELECT SECTOR SPDR TR       SBI INT-ENERGY 81369Y 50 6       $1,911   210,000    SH       SOLE      NONE    210,000
SELECT SECTOR SPDR TR       SBI INT-FINL   81369Y 60 5      $13,654   423,000    SH       SOLE      NONE    423,000
SELECT SECTOR SPDR TR       SBI INT-INDS   81369Y 70 4      $28,064   830,300    SH       SOLE      NONE    830,300
VAN KAMPEN SENIOR INCOME TR COM            920961 10 9         $126    15,178    SH       SOLE      NONE                    15,178
VAN KAMPEN SENIOR INCOME TR COM            920961 10 9       $2,866   344,000    SH       SOLE      NONE    344,000
VANGUARD SECTOR INDEX FDS   CNS STP VIPERS 92204A 20 7       $3,185    54,000    SH       SOLE      NONE    54,000
VANGUARD SECTOR INDEX FDS   HTH CARE VIPER 92204A 50 4         $311     5,932    SH       SOLE      NONE                     5,932
VANGUARD SECTOR INDEX FDS   HTH CARE VIPER 92204A 50 4      $13,030   249,000    SH       SOLE      NONE    249,000
VANGUARD INDEX FDS          MID CAP VIPERS 922908 62 9      $42,892   636,000    SH       SOLE      NONE    636,000
VANGUARD INDEX FDS          VALUE VIPERS   922908 74 4      $24,072   400,000    SH       SOLE      NONE    400,000
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